Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Directors and officers of the Company	178	38
Related company	10	131
Total	188	169

The following amount due from related party and advancement represent other receivable included in current assets as well as investment in a related private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Due from related party	371	95
Advancement	58	24

Schedule of Key Management Compensation

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	March 31, 2019
Geological consulting fees – expensed	5	26
Management fees – expensed	116	188
Salaries - expensed	33	47
Share-based payments	671	-
Total	825	261